Vanguard® U.S. Multifactor ETF
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.9%)
	Newmont Corp. (XNYS)	78,210	9,859
	Anglogold Ashanti plc (XNYS)	28,276	3,176
	Southern Copper Corp.	13,325	2,783
	CF Industries Holdings Inc.	20,226	2,630
	Hecla Mining Co.	128,439	2,552
	SSR Mining Inc. (XTSE)	60,448	2,274
[1]	Aura Minerals Inc.	25,168	2,104
	Mueller Industries Inc.	31,529	1,968
	Albemarle Corp.	9,909	1,337
	Reliance Inc.	3,400	1,306
	LyondellBasell Industries NV Class A	18,453	1,201
	Koppers Holdings Inc.	23,928	1,098
	Caledonia Mining Corp. plc	43,318	1,096
*	Ingevity Corp.	14,026	972
*	Intrepid Potash Inc.	18,320	708
*	Constellium SE	24,457	646
*	Ecovyst Inc.	44,219	450
	Orion SA	61,037	381
*	LSB Industries Inc.	35,257	376
*	NWPX Infrastructure Inc.	2,815	309
	Ashland Inc.	3,410	250
	Carpenter Technology Corp.	462	220
			37,696
Consumer Discretionary (14.4%)
	General Motors Co.	70,820	6,113
	Ross Stores Inc.	26,531	6,063
	Walmart Inc.	35,191	3,690
	Target Corp.	16,512	2,656
	Dillard's Inc. Class A	3,875	2,426
	Expedia Group Inc.	7,633	2,420
	BorgWarner Inc. (XNYS)	36,018	2,311
	Macy's Inc.	104,674	2,299
*	American Airlines Group Inc.	166,194	2,232
	Hasbro Inc.	23,356	2,198
	Lear Corp.	17,567	2,196
	Best Buy Co. Inc.	27,201	2,180
*	Crocs Inc.	18,070	2,175
	Southwest Airlines Co.	54,986	2,119
*	Airbnb Inc. Class A	11,350	2,079
	Dollar General Corp.	16,052	2,034
	Gap Inc.	88,464	1,974
	Murphy USA Inc.	3,816	1,967
	VF Corp.	145,453	1,955
	Delta Air Lines Inc.	24,528	1,913
	Tapestry Inc.	15,045	1,856
	Gentex Corp.	79,966	1,789
*	Dollar Tree Inc.	13,651	1,728
	G-III Apparel Group Ltd.	52,343	1,706
	Columbia Sportswear Co.	29,502	1,693
*	United Airlines Holdings Inc.	15,193	1,641
*	Etsy Inc.	19,858	1,615
	New York Times Co. Class A	23,089	1,553
	Super Group SGHC Ltd.	114,134	1,545
*	Urban Outfitters Inc.	19,000	1,533
*	Under Armour Inc. Class A	301,465	1,519
*	Sally Beauty Holdings Inc.	92,541	1,516
	Dana Inc.	50,102	1,502
*	Deckers Outdoor Corp.	17,169	1,495
	Travel & Leisure Co.	21,304	1,465

		Shares	Market Value ($000)
	Dine Brands Global Inc.	43,977	1,455
*	American Public Education Inc.	31,746	1,449
	John Wiley & Sons Inc. Class A	27,625	1,447
	Scholastic Corp.	37,028	1,422
*	MGM Resorts International	34,232	1,416
	Toll Brothers Inc.	9,797	1,405
	Perdoceo Education Corp.	42,211	1,403
	Movado Group Inc.	41,057	1,385
*	Amazon.com Inc.	5,130	1,333
	Carter's Inc.	40,194	1,302
*	Five Below Inc.	5,258	1,298
*	USA TODAY Co. Inc.	205,411	1,292
	Sirius XM Holdings Inc.	45,324	1,277
*	Central Garden & Pet Co. Class A	34,263	1,275
	Garrett Motion Inc.	46,766	1,260
	Signet Jewelers Ltd.	15,057	1,239
*	Sonos Inc.	76,908	1,200
	Rush Enterprises Inc. Class A	15,607	1,199
*	Citi Trends Inc.	16,408	1,117
*	SharkNinja Inc.	5,768	1,110
*	Eastman Kodak Co.	120,594	1,083
	Upbound Group Inc.	54,773	1,002
*	AMC Global Media Inc.	77,754	979
	eBay Inc.	9,395	973
*	Corsair Gaming Inc.	79,149	962
	Strategic Education Inc.	11,428	947
	H&R Block Inc.	17,824	921
*	Stagwell Inc.	105,729	918
	Phinia Inc.	13,293	910
	Interface Inc.	23,623	896
	American Eagle Outfitters Inc.	53,342	887
*	Zumiez Inc.	48,753	873
	Global Industrial Co.	22,326	873
*	Frontdoor Inc.	10,417	842
	Ethan Allen Interiors Inc.	35,350	836
	Flexsteel Industries Inc.	10,183	810
	Polaris Inc.	12,198	787
	La-Z-Boy Inc.	23,178	733
	Monarch Casino & Resort Inc.	6,006	723
	Johnson Outdoors Inc. Class A	15,999	720
*	Covista Inc.	5,435	719
*	Liquidity Services Inc.	16,871	703
*	Central Garden & Pet Co.	15,649	673
	LKQ Corp.	25,925	651
*	Cars.com Inc.	55,561	650
	Steven Madden Ltd.	14,622	631
*	Madison Square Garden Entertainment Corp.	7,923	615
	Haverty Furniture Cos. Inc.	22,525	614
	Sonic Automotive Inc. Class A	7,800	613
	Boyd Gaming Corp.	7,763	602
	Ralph Lauren Corp.	1,727	599
	Acushnet Holdings Corp.	6,654	575
*	Lululemon Athletica Inc.	4,434	533
*	Callaway Golf Co.	33,736	530
*	Lincoln Educational Services Corp.	19,909	501
	Standard Motor Products Inc.	12,990	490
	Marcus Corp.	16,877	480
*	YETI Holdings Inc.	11,675	479
*	Strattec Security Corp.	6,528	458
	Rush Enterprises Inc. Class B	5,827	453
*	Fox Factory Holding Corp.	21,876	447
	Oxford Industries Inc.	11,173	428
*	Brinker International Inc.	1,794	410
*	Nexxen International Ltd.	41,202	402
*	Gentherm Inc.	10,072	396
	Ford Motor Co.	27,831	388
*	National Vision Holdings Inc.	22,237	380
*	MasterCraft Boat Holdings Inc.	16,240	378
	PriceSmart Inc.	2,180	371
	Garmin Ltd.	1,185	337

		Shares	Market Value ($000)
*	Rush Street Interactive Inc.	12,989	335
	Kontoor Brands Inc.	4,374	330
	TJX Cos. Inc.	2,371	317
	Playtika Holding Corp.	139,430	316
	Williams-Sonoma Inc.	1,315	300
*	IMAX Corp.	5,463	280
*	Lionsgate Studios Corp.	23,985	272
	Genuine Parts Co.	1,921	261
	Cricut Inc. Class A	39,602	234
*	Penn Entertainment Inc.	13,803	231
*	Turtle Beach Corp.	18,015	231
	PVH Corp.	3,005	223
	Academy Sports & Outdoors Inc.	4,489	193
*	United Parks & Resorts Inc.	4,783	191
	MillerKnoll Inc.	8,397	190
	Shoe Station Group Inc.	13,637	187
*	Lindblad Expeditions Holdings Inc.	6,149	163
			140,875
Consumer Staples (7.1%)
	Altria Group Inc.	124,178	8,504
	CVS Health Corp.	82,337	7,732
	PepsiCo Inc.	46,156	6,477
	Colgate-Palmolive Co.	70,002	6,288
	McKesson Corp.	5,863	5,191
	Kroger Co.	38,452	2,212
*	Monster Beverage Corp.	45,970	2,111
	Cardinal Health Inc.	8,707	2,043
	Ingles Markets Inc. Class A	22,003	1,800
	JBS NV Class A	131,467	1,767
	Molson Coors Beverage Co. Class B	42,368	1,685
*	Seneca Foods Corp. Class A	8,409	1,667
	Smithfield Foods Inc.	75,892	1,663
	Weis Markets Inc.	23,011	1,635
	Albertsons Cos. Inc. Class A	131,302	1,622
	J M Smucker Co.	12,318	1,616
	Sysco Corp.	19,253	1,561
	Spectrum Brands Holdings Inc.	18,045	1,557
	Archer-Daniels-Midland Co.	18,438	1,499
*	US Foods Holding Corp.	13,409	1,406
	Edgewell Personal Care Co.	40,810	1,172
	Cencora Inc.	3,611	1,168
	John B Sanfilippo & Son Inc.	14,928	1,100
	Flowers Foods Inc.	124,482	861
*	Guardian Pharmacy Services Inc. Class A	19,253	714
*	Boston Beer Co. Inc. Class A	3,944	701
*	Performance Food Group Co.	5,196	515
	Procter & Gamble Co.	3,443	500
*	Darling Ingredients Inc.	7,188	476
	Corteva Inc.	4,828	409
	Casey's General Stores Inc.	513	386
	Oil-Dri Corp. of America	4,154	374
	Andersons Inc.	5,113	332
*	Nature's Sunshine Products Inc.	16,272	230
	Tyson Foods Inc. Class A	3,671	202
			69,176
Energy (11.6%)
	Valero Energy Corp.	27,276	9,790
	ConocoPhillips	67,983	9,007
	EOG Resources Inc.	61,924	8,977
	Marathon Petroleum Corp.	22,050	8,232
	ExxonMobil Holdings Corp.	43,862	7,060
	Phillips 66	14,951	3,687
	HF Sinclair Corp.	29,728	3,021
	APA Corp.	64,072	2,765
	Chord Energy Corp.	18,646	2,743
	Weatherford International plc	25,400	2,483
	Ovintiv Inc. (XNYS)	37,532	2,464
	Permian Resources Corp. Class A	103,609	2,413
	Occidental Petroleum Corp.	39,502	2,377

		Shares	Market Value ($000)
	NOV Inc.	108,975	2,320
	Range Resources Corp.	53,085	2,193
	SLB Ltd.	35,584	2,139
	TechnipFMC plc	26,947	2,106
	Diamondback Energy Inc.	9,764	1,958
	Matador Resources Co.	33,512	1,944
	Expand Energy Corp.	18,829	1,848
	Patterson-UTI Energy Inc.	141,889	1,793
	Halliburton Co.	47,208	1,740
*	Forum Energy Technologies Inc.	20,809	1,706
	Devon Energy Corp.	35,130	1,704
	Noble Corp. plc	35,456	1,625
*	Talos Energy Inc.	93,828	1,619
*	National Energy Services Reunited Corp.	45,641	1,602
	Riley Exploration Permian Inc.	39,573	1,545
	World Kinect Corp.	41,132	1,470
	PBF Energy Inc. Class A	19,759	1,442
	Magnolia Oil & Gas Corp. Class A	51,511	1,383
*	PrimeEnergy Resources Corp.	6,367	1,344
	Murphy Oil Corp.	34,190	1,245
	Helmerich & Payne Inc.	28,223	1,230
	Chevron Corp.	5,558	1,146
	SandRidge Energy Inc.	81,061	1,145
*	Expro Ltd.	62,661	1,135
*	Par Pacific Holdings Inc.	12,996	1,039
	VAALCO Energy Inc.	172,382	1,024
	SM Energy Co.	25,456	946
*	Innovex International Inc.	29,626	909
*	Transocean Ltd. (XNYS)	154,255	896
*	Tidewater Inc.	7,593	707
	RPC Inc.	94,175	615
	Ranger Energy Services Inc. Class A	34,555	577
*	Ring Energy Inc.	381,193	560
*	First Solar Inc.	2,168	438
*	Helix Energy Solutions Group Inc.	34,028	351
	Delek US Holdings Inc.	3,879	288
	Diversified Energy Co.	16,407	244
	Flowco Holdings Inc. Class A	9,455	207
			113,202
Financials (24.2%)
	Travelers Cos. Inc.	23,417	8,569
	Bank of New York Mellon Corp.	43,272	6,979
	Wells Fargo & Co.	59,658	5,154
	Allstate Corp.	18,384	4,739
	Bank of America Corp. (XNYS)	75,086	4,651
	Citigroup Inc. (XNYS)	34,799	4,580
	JPMorgan Chase & Co. (XNYS)	10,553	3,757
	Goldman Sachs Group Inc. (XNYS)	3,259	3,343
	State Street Corp.	15,634	2,992
	Truist Financial Corp.	55,762	2,765
	RenaissanceRe Holdings Ltd.	8,312	2,723
	Popular Inc.	15,110	2,541
	Globe Life Inc.	14,388	2,484
	Enact Holdings Inc.	50,506	2,434
	Primerica Inc.	8,455	2,432
	Axis Capital Holdings Ltd.	24,324	2,403
	Aflac Inc.	20,606	2,387
	First Citizens BancShares Inc. Class A	1,067	2,309
	MGIC Investment Corp.	74,155	2,273
*	Credit Acceptance Corp.	3,784	2,269
	BOK Financial Corp.	16,201	2,205
	M&T Bank Corp.	9,273	2,169
*	Arch Capital Group Ltd.	22,046	2,162
	First Horizon Corp.	88,073	2,142
	Northern Trust Corp.	11,376	2,111
	Everest Group Ltd.	5,499	2,060
	Hancock Whitney Corp.	26,870	2,002
	Voya Financial Inc.	19,332	1,959
	Affiliated Managers Group Inc.	5,318	1,958

		Shares	Market Value ($000)
	CNO Financial Group Inc.	35,134	1,925
	Essent Group Ltd.	28,479	1,924
	Pelagos Insurance Capital Ltd.	77,194	1,884
	Capitol Federal Financial Inc.	217,704	1,874
	Unum Group	19,985	1,863
	TrustCo Bank Corp. NY	32,483	1,842
	Regions Financial Corp.	60,204	1,799
	Hamilton Insurance Group Ltd. Class B	51,126	1,798
	Hartford Insurance Group Inc.	12,860	1,767
	WSFS Financial Corp.	22,254	1,724
	S&T Bancorp Inc.	34,630	1,713
	Bank of NT Butterfield & Son Ltd.	29,055	1,711
	Westamerica BanCorp	29,438	1,709
	Amerant Bancorp Inc.	59,146	1,698
	OneMain Holdings Inc.	27,153	1,696
	Financial Institutions Inc.	41,530	1,683
	Hanover Insurance Group Inc.	7,351	1,662
	Univest Financial Corp.	40,017	1,662
	1st Source Corp.	19,328	1,655
	WaFd Inc.	45,641	1,632
	Amalgamated Financial Corp.	33,755	1,623
	American International Group Inc.	21,219	1,620
	Citizens Financial Group Inc.	23,527	1,620
	OFG Bancorp	30,905	1,609
	Southern Missouri Bancorp Inc.	21,836	1,607
*	Genworth Financial Inc.	161,138	1,602
	Central Pacific Financial Corp.	42,928	1,598
	Assurant Inc.	5,640	1,590
	First Busey Corp.	51,427	1,548
	First Commonwealth Financial Corp.	74,098	1,534
*	NMI Holdings Inc.	34,404	1,526
	Byline Bancorp Inc.	40,135	1,522
	Cathay General Bancorp	24,554	1,503
	Ameriprise Financial Inc.	2,708	1,498
	East West Bancorp Inc.	11,730	1,488
	Midland States Bancorp Inc.	45,274	1,485
	Carter Bankshares Inc.	47,327	1,479
	Merchants Bancorp	27,890	1,468
	HomeTrust Bancshares Inc.	31,525	1,464
	Universal Insurance Holdings Inc.	34,052	1,464
	Western Alliance Bancorp	18,650	1,457
	QCR Holdings Inc.	14,474	1,440
	Great Southern Bancorp Inc.	18,357	1,437
	Trustmark Corp.	30,819	1,415
	Hanmi Financial Corp.	45,458	1,409
	Old Second Bancorp Inc.	54,759	1,373
	Washington Trust Bancorp Inc.	34,780	1,361
	First Financial Corp.	16,948	1,327
	Central BanCo Inc.	41,273	1,325
	Alerus Financial Corp.	39,379	1,296
	Mercury General Corp.	12,412	1,266
	First BanCorp (XNYS)	44,518	1,241
	Pathward Financial Inc.	15,216	1,239
*	Enova International Inc.	5,356	1,214
	Provident Financial Services Inc.	51,564	1,207
	Assured Guaranty Ltd.	16,088	1,202
	Virtu Financial Inc. Class A	18,236	1,197
	BankUnited Inc.	26,206	1,195
	International Bancshares Corp.	17,024	1,194
	Acadian Asset Management Inc.	12,673	1,194
	Renasant Corp.	29,150	1,193
	Red River Bancshares Inc.	11,922	1,193
	Origin Bancorp Inc.	22,271	1,183
	Hilltop Holdings Inc.	31,043	1,181
	Victory Capital Holdings Inc. Class A	10,004	1,181
*	SiriusPoint Ltd.	48,800	1,180
	Northeast Bank	9,349	1,179
	Peapack-Gladstone Financial Corp.	26,391	1,178
	Employers Holdings Inc.	23,852	1,171
	First Interstate BancSystem Inc. Class A	31,436	1,157

		Shares	Market Value ($000)
	Fidelity National Financial Inc.	24,830	1,153
	Old Republic International Corp.	26,958	1,125
	Independent Bank Corp. (XNGS)	13,695	1,112
	Enterprise Financial Services Corp.	16,847	1,065
	Cullen / Frost Bankers Inc.	6,441	1,036
	SLM Corp.	39,520	1,026
	Independent Bank Corp.	28,052	1,024
	Federal Agricultural Mortgage Corp. Class C	4,612	1,014
	Fulton Financial Corp.	42,995	1,009
	Bladex Inc.	18,583	1,002
*	Axos Financial Inc.	10,248	992
	City Holding Co.	6,716	960
	Preferred Bank	9,246	947
	Southside Bancshares Inc.	29,635	935
	Texas Capital Bancshares Inc.	9,467	920
	Orrstown Financial Services Inc.	21,123	881
	Shore Bancshares Inc.	37,852	869
	Jackson Financial Inc. Class A	6,445	860
	Community Trust Bancorp Inc.	11,156	849
	First Hawaiian Inc.	32,905	843
	Northrim BanCorp Inc.	32,621	834
	Principal Financial Group Inc.	7,451	821
	California BanCorp	38,298	815
	FirstCash Holdings Inc.	3,559	763
	United Fire Group Inc.	14,014	755
	Peoples Bancorp Inc.	19,163	754
	Radian Group Inc.	20,361	730
	Northpointe Bancshares Inc.	41,777	710
	Investors Title Co.	2,388	703
	BGC Group Inc. Class A	50,995	612
	Charles Schwab Corp.	5,563	611
	White Mountains Insurance Group Ltd.	284	597
	Northwest Bancshares Inc.	38,640	591
	Unity Bancorp Inc.	10,191	591
	NBT Bancorp Inc.	11,404	586
	Ameris Bancorp	6,658	561
	Camden National Corp.	9,856	557
	Peoples Financial Services Corp.	8,092	556
	CNB Financial Corp.	16,233	549
	Zions Bancorp NA	7,976	532
	German American Bancorp Inc.	10,438	515
	RBB Bancorp	19,133	497
	ConnectOne Bancorp Inc.	15,518	488
	Hope Bancorp Inc.	35,303	487
	Banner Corp.	6,589	462
	Tompkins Financial Corp.	4,699	456
	ACNB Corp.	6,803	442
	HCI Group Inc.	2,212	411
	Bank of Hawaii Corp.	5,133	390
	Jefferson Capital Inc.	18,087	376
	Selective Insurance Group Inc.	4,008	366
*	Greenlight Capital Re Ltd. Class A	23,753	360
	SEI Investments Co.	3,078	342
	Home Bancorp Inc.	4,839	331
	Dime Community Bancshares Inc.	8,153	329
	Valley National Bancorp	23,198	316
	Marex Group Ltd.	4,136	300
	Morgan Stanley	1,250	267
	SmartFinancial Inc.	5,117	259
	American Integrity Insurance Group Inc.	9,060	236
	American Coastal Insurance Corp. Class C	23,817	226
	MetLife Inc.	2,361	225
	United Bankshares Inc.	4,761	224
	ChoiceOne Financial Services Inc.	6,750	224
	Bankwell Financial Group Inc.	3,125	205
	Horace Mann Educators Corp.	4,016	204
	Republic Bancorp Inc. Class A	2,067	193
	Chubb Ltd.	569	193
			236,580

		Shares	Market Value ($000)
Health Care (13.4%)
	Bristol-Myers Squibb Co.	124,272	8,303
	Johnson & Johnson	30,215	8,033
	Amgen Inc.	17,866	7,680
	AbbVie Inc.	28,195	7,230
	Merck & Co. Inc.	48,438	7,157
	Gilead Sciences Inc.	48,676	7,123
	UnitedHealth Group Inc.	14,551	5,666
	Regeneron Pharmaceuticals Inc.	6,347	5,072
	HCA Healthcare Inc.	12,105	5,017
	Cigna Group	15,752	4,349
	Pfizer Inc.	128,162	3,647
*	Centene Corp.	40,289	2,592
*	Exelixis Inc.	47,018	2,569
*	Jazz Pharmaceuticals plc	10,247	2,569
*	DaVita Inc.	14,117	2,485
*	Biogen Inc.	11,328	2,454
	Viatris Inc.	146,189	2,414
*	Incyte Corp.	19,515	2,405
*	United Therapeutics Corp.	4,311	2,200
*	Henry Schein Inc.	22,777	2,045
*	Illumina Inc.	9,241	1,974
*	10X Genomics Inc. Class A	30,691	1,917
*	CareDx Inc.	36,001	1,804
*	AMN Healthcare Services Inc.	49,317	1,691
*	Solventum Corp.	18,299	1,666
*,1	Bioventus Inc. Class A	116,221	1,586
*	Zevra Therapeutics Inc.	127,952	1,502
*	Align Technology Inc.	9,171	1,465
*	Amneal Pharmaceuticals Inc.	82,591	1,443
	Chemed Corp.	2,704	1,403
*	Tactile Systems Technology Inc.	60,921	1,400
	Humana Inc.	3,553	1,362
*	Rigel Pharmaceuticals Inc.	28,524	1,317
*	Pediatrix Medical Group Inc.	47,078	1,235
*	Integra LifeSciences Holdings Corp.	65,660	1,111
*	Healthcare Services Group Inc.	49,304	1,084
*	Pacira BioSciences Inc.	41,004	1,062
*	Globus Medical Inc. Class A	13,035	1,061
*	Harmony Biosciences Holdings Inc.	26,277	1,035
*	LivaNova plc	12,786	1,020
*	Kiniksa Pharmaceuticals International plc	11,435	899
*	Aurinia Pharmaceuticals Inc.	55,194	889
*	AngioDynamics Inc.	50,263	811
*	Fortrea Holdings Inc.	41,554	763
*	Nutex Health Inc.	3,680	695
	DENTSPLY SIRONA Inc.	55,889	624
*	BrightSpring Health Services Inc.	10,186	595
*	Enovis Corp.	23,585	580
*	AdaptHealth Corp.	102,133	571
*	Ardent Health Inc.	51,632	559
*	Indivior Pharmaceuticals Inc.	15,331	535
*	Clover Health Investments Corp.	116,247	482
*	Viemed Healthcare Inc.	52,946	468
*	Vanda Pharmaceuticals Inc.	80,810	436
*	Omnicell Inc.	10,820	380
*	Progyny Inc.	13,047	334
*	Neogen Corp.	28,082	325
*	Teladoc Health Inc.	47,916	304
*	Envista Holdings Corp.	10,118	275
*	Acadia Healthcare Co. Inc.	9,696	267
*	Emergent BioSolutions Inc.	34,601	211
*	Glaukos Corp.	1,076	193
*	Puma Biotechnology Inc.	20,939	191
			130,535
Industrials (11.1%)
	FedEx Corp.	21,608	7,074
	Accenture plc Class A	30,560	5,799
	Cummins Inc.	8,400	4,741

		Shares	Market Value ($000)
	Johnson Controls International plc	27,714	3,831
	Ryder System Inc.	9,367	2,290
	EnerSys	11,797	2,169
	MSC Industrial Direct Co. Inc. Class A	17,802	2,116
	Toro Co.	21,055	2,059
	Synchrony Financial	26,277	2,025
	3M Co.	11,329	1,947
	American Express Co.	5,748	1,898
	Oshkosh Corp.	12,089	1,863
	Kelly Services Inc. Class A	106,348	1,829
	Teekay Tankers Ltd. Class A	18,772	1,683
	JB Hunt Transport Services Inc.	6,011	1,596
	Pitney Bowes Inc.	92,816	1,590
	Landstar System Inc.	8,622	1,557
*	Mohawk Industries Inc.	12,096	1,551
	Dow Inc.	50,017	1,526
	ManpowerGroup Inc.	23,660	1,489
	Greif Inc. Class A	17,765	1,470
	Sonoco Products Co.	26,343	1,453
	Robert Half Inc.	30,215	1,370
	Genpact Ltd.	35,761	1,358
	Scorpio Tankers Inc.	16,918	1,334
*	Cimpress plc	14,920	1,330
	Comfort Systems USA Inc.	834	1,289
	International Seaways Inc.	13,037	1,286
	Deluxe Corp.	55,396	1,280
	Kforce Inc.	21,984	1,266
	Brunswick Corp.	16,343	1,240
	Apogee Enterprises Inc.	31,060	1,213
	Quanex Building Products Corp.	62,330	1,198
	AGCO Corp.	10,043	1,188
	Sensata Technologies Holding plc	28,555	1,172
*	Proto Labs Inc.	14,470	1,158
	Owens Corning	8,153	1,126
	Cognex Corp.	18,440	1,124
*	Corpay Inc.	2,700	1,092
	Valmont Industries Inc.	2,308	1,084
	Myers Industries Inc.	33,580	1,078
*	IBEX Holdings Ltd.	27,758	1,068
	Simpson Manufacturing Co. Inc.	5,638	1,030
	Costamare Inc.	64,378	984
	Expeditors International of Washington Inc.	5,027	953
	Ralliant Corp.	15,357	948
	PayPal Holdings Inc. (XNGS)	17,922	944
	EMCOR Group Inc.	1,284	943
	ADT Inc.	124,843	923
	Kennametal Inc.	29,587	868
	CH Robinson Worldwide Inc.	5,746	860
*	Blue Bird Corp.	14,408	838
	Western Union Co.	106,971	766
	Old Dominion Freight Line Inc.	3,828	765
	Littelfuse Inc.	1,824	752
	Ennis Inc.	33,862	723
*	M-Tron Industries Inc.	9,254	705
	General Dynamics Corp.	1,852	688
	Schneider National Inc. Class B	19,139	660
	Applied Industrial Technologies Inc.	1,910	619
	Vontier Corp.	18,991	612
	Cass Information Systems Inc.	10,443	586
	Watts Water Technologies Inc. Class A	1,601	586
	Safe Bulkers Inc.	67,439	582
*	Vishay Precision Group Inc.	9,405	581
	Miller Industries Inc.	10,009	561
	Karat Packaging Inc.	11,752	560
*	Middleby Corp.	5,004	555
	Dorian LPG Ltd.	11,003	551
*	Generac Holdings Inc.	2,873	533
	ICF International Inc.	5,705	508
	Covenant Logistics Group Inc.	13,040	461
	Snap-on Inc.	1,193	461

		Shares	Market Value ($000)
	UL Solutions Inc. Class A	6,121	456
	Bel Fuse Inc. Class B	1,825	455
	Lockheed Martin Corp.	806	452
	DHT Holdings Inc.	22,367	438
	Ardagh Metal Packaging SA	81,139	412
	Matson Inc.	1,791	403
	Allient Inc.	4,144	390
*	Manitowoc Co. Inc.	19,745	383
	Honeywell International Inc.	1,770	378
*	Euronet Worldwide Inc.	5,259	366
	Marten Transport Ltd.	25,051	361
	Ardmore Shipping Corp.	20,107	350
	Navigator Holdings Ltd.	15,412	341
	Stanley Black & Decker Inc.	3,188	307
	EVERTEC Inc.	9,573	284
	Maximus Inc.	4,339	251
	Donaldson Co. Inc.	2,610	237
	Bel Fuse Inc. Class A	1,120	229
*	MYR Group Inc.	780	227
	Insperity Inc.	3,980	212
	WW Grainger Inc.	150	196
	Knight-Swift Transportation Holdings Inc.	2,849	195
	Fortive Corp.	3,280	193
	ESCO Technologies Inc.	705	192
	Acuity Inc.	575	191
	Pangaea Logistics Solutions Ltd.	23,455	190
*	Legalzoom.com Inc.	6	—
			108,005
Real Estate (0.1%)
	St. Joe Co.	19,121	1,264
Technology (12.1%)
	Micron Technology Inc.	10,566	10,130
	Dell Technologies Inc. Class C	18,793	8,570
	Western Digital Corp.	13,407	6,041
*	Fortinet Inc.	31,330	5,355
*	Adobe Inc.	17,723	5,189
	Lam Research Corp.	15,120	4,559
	Alphabet Inc. Class A	13,324	4,522
	Apple Inc.	10,555	3,344
	Intuit Inc.	9,075	3,261
*	Autodesk Inc.	9,769	2,526
	Ingram Micro Holding Corp.	83,441	2,351
	RingCentral Inc. Class A	32,066	2,232
	Match Group Inc.	47,465	1,929
*	Maplebear Inc.	36,868	1,863
	HP Inc.	61,286	1,840
*	Cirrus Logic Inc.	15,984	1,750
	Skyworks Solutions Inc.	26,013	1,743
	Cognizant Technology Solutions Corp. Class A	26,940	1,740
	Amdocs Ltd.	27,189	1,715
*	Arrow Electronics Inc.	8,353	1,708
*	Teradata Corp.	53,602	1,554
	Alphabet Inc. Class C	4,610	1,546
	Texas Instruments Inc.	5,475	1,428
*	Docusign Inc.	21,534	1,427
	Teradyne Inc.	4,016	1,405
	Hewlett Packard Enterprise Co.	26,507	1,385
	Applied Materials Inc.	2,916	1,337
*	Ziff Davis Inc.	24,223	1,336
*	Mitek Systems Inc.	70,643	1,304
*	NetScout Systems Inc.	32,504	1,262
*	Consensus Cloud Solutions Inc.	32,814	1,255
*	Photronics Inc.	43,508	1,224
	KLA Corp.	6,969	1,223
*	Penguin Solutions Inc.	24,475	1,201
*	Dropbox Inc. Class A	33,208	1,169
*	EverQuote Inc. Class A	45,354	1,154
*	Zoom Communications Inc.	10,844	1,048

		Shares	Market Value ($000)
	Avnet Inc.	11,608	1,040
*	ScanSource Inc.	17,249	985
*	Gartner Inc.	4,855	962
*	Taboola.com Ltd.	252,593	942
*	F5 Inc.	2,155	877
	OneSpan Inc.	52,818	873
	Pegasystems Inc.	23,031	848
	Concentrix Corp.	27,236	820
*	Amtech Systems Inc.	54,142	792
*	Daktronics Inc.	40,339	788
	Clear Secure Inc. Class A	17,678	780
*	ON Semiconductor Corp.	10,492	777
	NetApp Inc. (XNGS)	4,141	767
*	Sprinklr Inc. Class A	92,979	763
*	Yelp Inc.	33,914	758
*	JFrog Ltd.	7,567	757
*	Diebold Nixdorf Inc.	10,777	731
*	DXC Technology Co.	61,682	697
	TD SYNNEX Corp.	2,746	694
	PC Connection Inc.	8,129	649
	Xerox Holdings Corp.	199,927	646
*	Semtech Corp.	4,740	630
*	EPAM Systems Inc.	5,230	616
*	Twilio Inc. Class A	2,502	590
	Jabil Inc.	1,925	588
*	Progress Software Corp.	12,067	558
*	PubMatic Inc. Class A	32,736	544
*	Rogers Corp.	4,120	517
	Shutterstock Inc.	72,725	403
*	Cargurus Inc.	10,076	359
	Immersion Corp.	45,727	347
*	FormFactor Inc.	2,719	274
	CTS Corp.	4,530	256
*	Diodes Inc.	2,736	248
*	Insight Enterprises Inc.	1,476	232
	Richardson Electronics Ltd.	11,616	201
*	Ibotta Inc. Class A	5,038	187
			118,122
Telecommunications (1.9%)
	Cisco Systems Inc.	42,618	4,709
*	Arista Networks Inc.	14,158	2,771
	Millicom International Cellular SA	22,335	2,094
*	ADTRAN Holdings Inc.	202,192	1,567
	Verizon Communications Inc.	29,465	1,474
*	Ooma Inc.	57,335	1,298
*	Extreme Networks Inc.	39,883	897
	IDT Corp. Class B	9,565	652
*	Digi International Inc.	8,610	645
*	Harmonic Inc.	49,827	597
*	Lantronix Inc.	103,211	547
*	8x8 Inc.	203,744	383
*	Liberty Latin America Ltd. Class C	32,880	281
*	Xperi Inc.	40,502	241
*	BK Technologies Corp.	2,543	184
			18,340
Total Common Stocks (Cost $808,305)			973,795

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.731% (Cost $1,913)	19,135	1,913
Total Investments (100.0%) (Cost $810,218)			975,708
Other Assets and Liabilities—Net (0.0%)			450
Net Assets (100%)			976,158
Cost is in $000.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $650.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $698 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	13	1,923	(34)
E-mini S&P 500 Index	September 2026	1	385	(2)
				(36)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.